Operating Lease Equipment (Schedule Of Operating Lease Equipment By Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	$ 16,617.0	[1]	$ 14,930.4	[1]	$ 13,035.4
Accumulated depreciation	2,400.0		1,800.0
Off-lease equipment	614.7		183.2
Commercial Aircraft [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	9,708.6		8,890.1
Railcars And Locomotives [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	6,591.9		5,714.0
Other Equipment [Member]
Property Subject to or Available for Operating Lease [Line Items]
Operating lease equipment, net	$ 316.5		$ 326.3

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company's interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company's interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.